RELATED PARTY TRANSACTIONS - Consolidated Statements of Cash Flows (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
RELATED PARTY TRANSACTIONS
Interest paid on loan	€ (579)	€ (454)
Proceeds from exercise of stock options	50	364
Change In Cash And Cash Equivalents	(3,809)	1,671
Shareholders, Key Management Personnel and Members
RELATED PARTY TRANSACTIONS
Proceeds from loan		6,532
Interest paid on loan		(454)
Proceeds from exercise of stock options	37	270
Change In Cash And Cash Equivalents	€ 37	€ 6,348